September 22, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Rule 24f-2 Notice for
     Merrill Lynch Multi-State Limited
     Maturity Municipal Series Trust
     File No. 33-50417

Dear Sirs:

In accordance with the provisions
of Rule 24f-2 under the Investment
Company Act of 1940, Merrill Lynch
Multi-State Limited Maturity Municipal
Series Trust (the "Trust") hereby
transmits its Rule 24f-2 Notice
(the "Notice") on behalf of eight of
its constituent portfolios:  The Merrill
Lynch Arizona, California, Florida,
New Jersey, New York, Pennsylvania,
Massachusetts and Michigan
Limited Maturity  Municipal Bond
Funds, respectively (collectively
referred to herein as the "Funds").

This Notice is being filed for the
fiscal year of each of the above
referenced Funds ended July 31,
1995 (the "Fiscal Year").

Set forth below is the information
required by Rule 24f-2 for each Fund.
Included in such information are the
calculations on which the enclosed
filing fee is based.

I. Merrill Lynch Arizona Limited Maturity
   Municipal Bond Fund

1. No shares of Beneficial Interest of
    the Fund which had been registered
    under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

2. No shares of Beneficial Interest
    were registered under the Securities
    Act during the Fiscal Year other
    than pursuant to Rule 24f-2.

3. 363,743 shares of Beneficial Interest were sold during the Fiscal Year.*

_____________
*Of this amount 34,228 Class A shares
were sold at an aggregate price of
$344,775, 327,604 Class B shares were
sold at an aggregate price of
$3,257,316, 110 Class C shares were
sold at an aggregate price of $1,091 and 1,801 Class D shares were sold at an aggregate price of $18,027. The aggregate price of all shares of Beneficial
Interest sold during the Fiscal Year was $3,621,209. All of such amount was sold in reliance upon registration pursuant to Rule 24f-2.

4. 363,743 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
    Rule 24f-2.  Transmitted with this
    Notice is an opinion of Brown & Wood,
    counsel for the Trust, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. Since the aggregate sale price of
    securities sold during the Fiscal Year
    in reliance upon registration pursuant
    to Rule 24f-2 is less than the aggregate redemption price of securities redeemed during the Fiscal Year, no filing fee is required in connection with the filing of this Notice. The calculation is as follows:

    (i) Actual aggregate price for the
       363,743 shares of Beneficial
       Interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
                                             $3,621,209

      reduced by

   (ii) Actual aggregate redemption price
       for the 531,126 shares of
       Beneficial Interest redeemed
       during the Fiscal Year.*
                                             $5,301,250

      equals amount on which
      filing fee is based                      $0

II. Merrill Lynch California Limited
    Maturity Municipal Bond Fund

1. No shares of Beneficial Interest of
    the Fund which had been registered
    under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

2. No shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

3. 663,346 shares of Beneficial Interest were sold during the Fiscal Year.**

____________
*Of this amount 144,716 Class A shares
were redeemed at an aggregate price
of $1,448,887, 386,410 Class B shares
were redeemed at an aggregate price
of $3,852,363, no Class C shares were
redeemed and no Class D shares were
redeemed. The aggregate price of all shares of Beneficial Interest redeemed during the Fiscal Year was $5,301,250.

**Of this amount 81,782 Class A shares
were sold at an aggregate price of
$802,311, 275,065 Class B shares were
sold at an aggregate price of
$2,701,344, 6,910 Class C shares were
sold at an aggregate price of $68,864
and 299,589 Class D shares were sold at
an aggregate price of $2,940,571.  The
aggregate sale price of all shares of
Beneficial Interest sold during the
Fiscal Year was $6,513,090.

4. 663,346 shares of Beneficial Interest were sold during the fiscal Year in reliance upon registration pursuant to
    Rule 24f-2.  Transmitted with this
    Notice is an opinion of Brown & Wood,
    counsel for the Trust, indicating that
    the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. In accordance with Paragraph (c) of
   Rule 24f-2, the fee of $59.72 has been
   wired.  Such fee (which relates to the
   663,346 shares referred to in
   Paragraph (4) is based upon the actual
   aggregate sale price for which such
   securities were sold during the Fiscal
   Year, reduced by the actual aggregate
   repurchase price of shares of Beneficial
   Interest redeemed or repurchased during
   the Fiscal Year. The Trust did not apply the redemption or repurchase price of any shares of Beneficial Interest redeemed or repurchased during the
   Fiscal Year pursuant to Rule 24e-2(a)
   in filings made pursuant to rule 24(e)(1) of the Investment Company Act of 1940.
   The calculation of the amount on which
   the filing fee is based is as follows:

    (i)  Actual aggregate price for the
         663,346 shares of Beneficial
         Interest sold during the Fiscal
         Year in reliance upon registration
         pursuant to Rule 24f-2.
                                               $6,513,090

      reduced by

    (ii) Actual aggregate redemption
        price for the 656,102 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.*
                                              $6,339,904

      equals amount on which
      filing fee is based                 $173,186

III. Merrill Lynch Florida Limited Maturity
    Municipal Bond Fund

1. No shares of Beneficial Interest of
   the Fund which had been registered
   under the Securities Act of 1933
   (the "Securities Act") other than
   pursuant to Rule 24f-2 remained unsold
   at the beginning of the Fiscal Year.

2. No shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.




___________
*Of this amount 118,656 Class A
shares were redeemed at an aggregate
price of $1,147,698, 414,211 Class B
shares were redeemed at an
aggregate price of $4,043,475, 499
Class C shares were redeemed at an
aggregate price of $4,971 and
122,736 Class D shares were redeemed
at an aggregate price of $1,203,760.
The aggregate price of all shares of
Beneficial Interest redeemed during the
Fiscal Year was $6,339,904.

3. 2,235,985 shares of Beneficial Interest were sold during the Fiscal Year.*

4. 2,235,985 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
   Rule 24f-2. Transmitted with this Notice is an opinion of Brown & Wood, counsel for the Trust, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. Since the aggregate sale price of
   securities sold during the Fiscal Year
   in reliance upon registration
   pursuant to Rule 24f-2 is less than the
   aggregate redemption price of securities redeemed during the Fiscal Year, no filing fee is required in connection with the filing of this Notice. The calculation is as follows:

    (i) Actual aggregate price for the
        2,235,985 shares of Beneficial
        Interest sold during the Fiscal
        Year in reliance upon registration
        pursuant to Rule 24f-2.
                                              $21,909,659

      reduced by

   (ii) Actual aggregate redemption
       price for the 2,326,150 shares of
       Beneficial Interest redeemed
       during the Fiscal Year.**
                                             $22,730,260

      equals amount on which
      filing fee is based                       $0


IV. Merrill Lynch Massachusetts Limited
     Maturity Municipal Bond Fund

1. No shares of Beneficial Interest of the Fund which had been registered under the Securities Act of 1933
   (the "Securities Act") other than
   pursuant to Rule 24f-2 remained unsold
   at the beginning of the Fiscal Year.

2. No shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.


_________________
*Of this amount 189,974 Class A
shares were sold at an aggregate
price of $1,880,488, 1,210,069
Class B shares were sold at an
aggregate price of $11,716,749, 110
Class C shares were sold at an
aggregate price of $1,074 and 835,832
Class D shares were sold at an
aggregate price of $8,311,348.  The
aggregate price of all shares of
Beneficial Interest sold during the
Fiscal Year was $21,909,659.

**Of this amount 736,537 Class A
shares were redeemed at an
aggregate price of $7,241,200,
1,472,459 Class B shares were
redeemed at an aggregate price of
$14,333,879, no Class C shares
were redeemed and 117,154 Class D
shares were redeemed at an
aggregate price of $1,155,181.  The
aggregate price of all shares of
Beneficial Interest redeemed during
the Fiscal Year was $22,730,260.

3. 351,648 shares of Beneficial Interest were sold during the Fiscal Year.*

4. 351,648 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
    Rule 24f-2. Transmitted with this Notice is an opinion of Brown & Wood, counsel for the Trust, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non- assessable.

5. Since the aggregate sale price of
   securities sold during the Fiscal
   Year in reliance upon registration
   pursuant to Rule 24f-2 is less than
   the aggregate redemption price of
   securities redeemed during the Fiscal
   Year, no filing fee is required in
   connection with the filing of this
   Notice.  The calculation is as follows:

    (i) Actual aggregate price for the
       351,648 shares of Beneficial
       Interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
                                               $3,459,734
      reduced by

    (ii) Actual aggregate redemption price
        for the 1,009,895 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.**
                                               $9,883,436

      equals amount on which
      filing fee is based                       $0

V. Merrill Lynch Michigan Limited
    Maturity Municipal Bond Fund

1. No shares of Beneficial Interest of
    the Fund which had been registered
    under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

2. No shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

_____________
*Of this amount 113,925 Class A shares
were sold at an aggregate price of
$1,126,023, 144,229 Class B shares
were sold at an aggregate price of
$1,416,046, 61,378 Class C shares were
sold at an aggregate price of $600,360
and 32,116 Class D shares were sold at
an aggregate price of $317,305.  The
aggregate sale price of all shares
of Beneficial Interest sold during the
Fiscal Year was $3,459,734.

**Of this amount 499,178 Class A shares
were redeemed at an aggregate price of
$4,904,822, 483,231 Class B shares
were redeemed at an aggregate price of
$4,711,225, 20,616 Class C shares were
redeemed at an aggregate price of
$199,766 and 6,870 Class D shares
were redeemed at an aggregate price
of $67,623.  The aggregate price of all
shares of Beneficial Interest redeemed
during the Fiscal Year was $9,883,436.

3. 208,792 shares of Beneficial Interest were sold during the Fiscal Year.*

4. 208,792 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
   Rule 24f-2. Transmitted with this Notice is an opinion of Brown & Wood, counsel for the Trust, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. Since the aggregate sale price of
   securities sold during the Fiscal Year
   in reliance upon registration pursuant
   to Rule 24f-2 is less than the aggregate redemption price of securities redeemed during the Fiscal Year, no filing fee is required in connection with the filing of this Notice. The calculation is as follows:

    (i) Actual aggregate price for the
       208,792 shares of Beneficial
       Interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
                                              $2,009,756
      reduced by

    (ii) Actual aggregate redemption
        price for the 301,707 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.**
                                               $2,942,985

      equals amount on which
      filing fee is based                       $0


VI. Merrill Lynch New Jersey Limited
     Maturity Municipal Bond Fund

1. No shares of Beneficial Interest of
   the Fund which had been registered
   under the Securities Act of 1933
   (the "Securities Act") other than
   pursuant to Rule 24f-2 remained
   unsold at the beginning of the
   Fiscal Year.

2. No shares of Beneficial Interest were registered under the Securities Act during the Fiscal Year other than pursuant to Rule 24f-2.

____________
*Of this amount 28,337 Class A shares
were sold at an aggregate price of
$280,126, 116,190 Class B shares were
sold at an aggregate price of
$1,105,484, 110 Class C shares were
sold at an aggregate price of $1,073
and 64,155 Class D shares were sold
at an aggregate price of $623,073.  The
aggregate price of all shares of Beneficial
Interest sold during the Fiscal Year was $2,009,756.

**Of this amount 147,187 Class A shares
were redeemed at an aggregate price of
$1,432,908, 115,161 Class B shares
were redeemed at an aggregate price of
$1,122,677, no Class C shares were
redeemed and 39,359 Class D shares
were redeemed at an aggregate price
of $387,400. The aggregate price of all shares of Beneficial Interest redeemed during the Fiscal Year was
$2,942,985.

3. 600,179 shares of Beneficial Interest were sold during the Fiscal Year.*

4. 600,179 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
   Rule 24f-2. Transmitted with this Notice is an opinion of Brown & Wood, counsel for the Trust, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. Since the aggregate sale price of
   securities sold during the Fiscal Year
   in reliance upon registration pursuant
   to Rule 24f-2 is less than the aggregate redemption price of securities redeemed during the Fiscal Year, no filing fee is required in connection with the filing of this Notice. The calculation is as follows:

    (i) Actual aggregate price for the
       600,179 shares of Beneficial
       Interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
                                                 $5,941,896
      reduced by

    (ii) Actual aggregate redemption
        price for the 988,538 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.**
                                                 $9,717,421

      equals amount on which
      filing fee is based                         $0

VII. Merrill Lynch New York Limited
      Maturity Municipal Bond Fund

1. No shares of Beneficial Interest of the Fund which had been registered under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained
    unsold at the beginning of the
    Fiscal Year.

2. No shares of Beneficial Interest
   were registered under the Securities
   Act during the Fiscal Year
   other than pursuant to Rule 24f-2.

___________
*Of this amount 147,003 Class A shares
were sold at an aggregate price of
$1,453,019, 318,885 Class B shares
were sold at an aggregate price of
$3,174,748, 65,242 Class C shares
were sold at an aggregate price of
$620,177 and 69,049 Class D
shares were sold at an aggregate price
of $693,952.  The aggregate sale price
of all shares of Beneficial Interest sold during the Fiscal Year was $5,941,896.

**Of this amount 514,441 Class A shares
were redeemed at an aggregate price
of $5,055,460, 382,526 Class B shares
were redeemed at an aggregate price
of $3,775,067, 65,196 Class C shares
were redeemed at an aggregate price of
$622,061 and 26,375 Class D shares
were redeemed at an aggregate price
of $264,833. The aggregate price of all shares of Beneficial Interest redeemed during the Fiscal Year was $9,717,421.

3. 795,922 shares of Beneficial Interest were sold during the Fiscal Year.*

4. 795,922 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
   Rule 24f-2. Transmitted with this
   Notice is an opinion of Brown & Wood,
   counsel for the Trust, indicating that
   the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. In accordance with Paragraph (c) of
   Rule 24f-2, the fee of $151.15 has
   been wired.  Such fee (which relates to
   the 795,922 shares referred to in
   Paragraph (4) is based upon the actual
   aggregate sale price for which such
   securities were sold during the Fiscal
   Year, reduced by the actual aggregate
   repurchase price of shares of Beneficial
   Interest redeemed or repurchased during
   the Fiscal Year.  The Trust did not
  apply the redemption or repurchase
   price of any shares of Beneficial Interest redeemed or repurchased during the
   Fiscal Year  pursuant to Rule 24e-2(a)
   in filings made pursuant to rule 24(e)(1) of the Investment Company Act of 1940.
   The calculation of the amount on which
   the filing fee is based is as follows:

    (i) Actual aggregate price for the
       795,922 shares of Beneficial
       Interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
                                                  $7,867,882

      reduced by

    (ii) Actual aggregate redemption
        price for the 757,797 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.**
                                                  $7,429,554

      equals amount on which
      filing fee is based                     $438,328





____________
*Of this amount 189,338 Class A shares
were sold at an aggregate price of
$1,870,033, 331,365 Class B shares were
sold at an aggregate price of
$3,261,544, 3,813 Class C shares were
sold at an aggregate price of $38,224
and 271,406 Class D shares were sold
at an aggregate price of $2,698,081.
The aggregate price of all shares of
Beneficial Interest sold during the Fiscal
Year was $7,867,882.

**Of this amount 260,265 Class A shares
were redeemed at an aggregate price
of $2,576,091, 454,750 Class B shares
were redeemed at an aggregate price of
$4,436,666, no Class C shares were
redeemed and 42,782 Class D shares
were redeemed at an aggregate price
of $416,797. The aggregate price of all shares of Beneficial Interest redeemed during the Fiscal Year was
$7,429,554.

VIII. Merrill Lynch Pennsylvania Limited
      Maturity Municipal Bond Fund

1. No shares of Beneficial Interest of the Fund which had been registered under the Securities Act of 1933
    (the "Securities Act") other than
    pursuant to Rule 24f-2 remained unsold
    at the beginning of the Fiscal Year.

2. No shares of Beneficial Interest
   were registered under the Securities
   Act during the Fiscal Year
   other than pursuant to Rule 24f-2.

3. 221,524 shares of Beneficial Interest were sold during the Fiscal Year.*

4. 221,524 shares of Beneficial Interest were sold during the Fiscal Year in reliance upon registration pursuant to
   Rule 24f-2. Transmitted with this Notice is an opinion of Brown & Wood, counsel for the Trust, indicating that the securities the registration of which this Notice makes definite in number were legally issued, fully paid and non-assessable.

5. Since the aggregate sale price of
   securities sold during the Fiscal Year
   in reliance upon registration pursuant
   to Rule 24f-2 is less than the
   aggregate redemption price of
   securities redeemed during the Fiscal
   Year, no filing fee is required in
   connection with the filing of this
   Notice. The calculation is as follows:

    (i) Actual aggregate price for the
       221,524 shares of Beneficial
       Interest sold during the Fiscal
       Year in reliance upon registration
       pursuant to Rule 24f-2.
                                             $2,192,734

      reduced by

    (ii) Actual aggregate redemption
        price for the 438,957 shares of
        Beneficial Interest redeemed
        during the Fiscal Year.**
                                             $4,335,357

      equals amount on which
      filing fee is based                     $0



___________
*Of this amount 33,049 Class A shares
were sold at an aggregate price of
$326,823, 151,037 Class B shares were
sold at an aggregate price of
$1,497,108, 110 Class C shares were
sold at an aggregate price of $1,082
and 37,328 Class D shares were sold
at an aggregate price of $367,721.
The aggregate price of all shares of
Beneficial Interest sold during the
Fiscal Year was $2,192,734.

**Of this amount 40,535 Class A shares
were redeemed at an aggregate price
of $402,246, 398,422 Class B shares were redeemed at an aggregate price of $3,933,111, no Class C shares were redeemed and no Class D shares were redeemed. The aggregate price of all shares of Beneficial
Interest redeemed during the Fiscal Year was $4,335,357.

Please direct any questions relating to
this filing to Robert Harris at Merrill Lynch
Asset Management, P.O. Box 9011,
Princeton, NJ  08543- 9011 (609) 282-2025
or to Laurin Blumenthal Kleiman at
Brown & Wood, One World Trade Center,
New York, New York  10048,
(212) 839-5525.

Very truly yours,

Merrill Lynch Multi-State Limited
Maturity Municipal Series Trust



By /s/ Robert Harris
   - - - - - - - - - - -
     Robert Harris
      Secretary